Risk Management Policy (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Significant Changes in Gross Carrying Amount of Loans to Customers

The tables below present information about the significant changes in the gross carrying amount of loans to customers during the period that contributed to changes in the allowance for impairment losses during the years ended 31 December 2023 and 2024:

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	POCI	Total
Loans to customers at amortized cost

Gross carrying amount as at 1 January 2023	3,058,897	40,934	264,927	4,754	3,369,512

Changes in the gross carrying amount
- Transfer to Stage 1	32,712	(4,991)	(27,721)	-	-
- Transfer to Stage 2	(58,058)	66,931	(8,873)	-	-
- Transfer to Stage 3	(194,471)	(19,322)	213,793	-	-
New loans to customers originated or purchased	3,413,069	-	-	9,553	3,422,622
Loans to customers that have been repaid or derecognized	(2,203,671)	(27,748)	(15,305)	(3,803)	(2,250,527)
Write-offs	-	-	(82,959)	-	(82,959)
Recovery from off-balance loans to customers	-	-	19,844	-	19,844
Other changes	-	-	(3)	-	(3)

Gross carrying amount as at 31 December 2023	4,048,478	55,804	363,703	10,504	4,478,489

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	POCI	Total
Loans to customers at amortized cost

Gross carrying amount as at 1 January 2024	4,048,478	55,804	363,703	10,504	4,478,489

Changes in the gross carrying amount
- Transfer to Stage 1	65,305	(13,657)	(51,648)	-	-
- Transfer to Stage 2	(76,678)	102,681	(26,003)	-	-
- Transfer to Stage 3	(266,377)	(24,694)	291,071	-	-
New loans to customers originated or purchased	4,507,341	-	-	21,310	4,528,651
Loans to customers that have been repaid or derecognized	(2,830,265)	(33,883)	(18,736)	(8,678)	(2,891,562)
Write-offs	-	-	(89,272)	-	(89,272)
Recovery from off-balance loans to customers	-	-	16,137	-	16,137

Gross carrying amount as at 31 December 2024	5,447,804	86,251	485,252	23,136	6,042,443

Summary of External Credit Ratings

Financial assets, other than loans to customers and other financial assets, are graded according to their external credit ratings issued by an international rating agencies, such as Standard and Poor’s, Fitch and Moody’s Investors Services. The highest possible rating is AAA.

	A- and higher	BBB+ to BBB-	BB+ to B-	CCC+ and lower	Not rated	Total
Gross carrying value:
31 December 2023
Cash and cash equivalents, excluding cash on hand	341,639	205,881	8,323	-	5,007	560,850
Mandatory cash balances with NBRK	-	47,110	-	-	-	47,110
Due from banks	29,652	1,031	6	-	-	30,689
Investment securities and derivatives	33,702	1,336,627	4,048	-	4,803	1,379,180

31 December 2024
Cash and cash equivalents, excluding cash on hand	203,364	210,591	1,077	273	7,205	422,510
Mandatory cash balances with NBRK	-	57,307	-	-	-	57,307
Due from banks	36,457	1,328	-	-	123	37,908
Investment securities and derivatives	48,687	1,378,268	4,957	-	74,442	1,506,354

Summary of financial assets and liabilities liquidity and interest rate risks

An analysis of the financial assets and liabilities liquidity and interest rate risks is presented in the following table on discounted basis:

	Up to 1 month	1 month to 3 months	3 months to 1 year	1 year to 5 years	Over 5 years	2023 Total
Cash and cash equivalents	331,907	77,388	-	-	-	409,295
Due from banks	896	1,614	25,894	2,279	-	30,683
Investment securities	371,756	54,521	108,440	629,089	212,922	1,376,728
Loans to customers	411,868	590,174	1,727,068	1,333,853	172,994	4,235,957
Total interest bearing financial assets	1,116,427	723,697	1,861,402	1,965,221	385,916	6,052,663

Cash and cash equivalents	411,171	-	-	-	-	411,171
Mandatory cash balances with National Bank of the Republic of Kazakhstan	47,110	-	-	-	-	47,110
Derivative financial assets	37	605	-	-	-	642
Investment securities	368	-	-	-	34	402
Other financial assets	41,534	-	-	-	-	41,534
Total non-interest bearing financial assets	500,220	605	-	-	34	500,859
Total financial assets	1,616,647	724,302	1,861,402	1,965,221	385,950	6,553,522

Due to banks	154	-	-	-	-	154
Customer accounts	364,505	851,492	3,081,866	64,056	5,918	4,367,837
Debt securities issued	50,481	-	-	48,987	-	99,468
Subordinated debt	3,257	-	18	59,094	-	62,369
Total interest bearing financial liabilities	418,397	851,492	3,081,884	172,137	5,918	4,529,828
Customer accounts	1,073,619	-	-	-	-	1,073,619
Derivative financial liabilities	187	532	-	446	-	1,165
Other financial liabilities	68,721	-	-	-	-	68,721
Total non-interest bearing financial liabilities	1,142,527	532	-	446	-	1,143,505
Total financial liabilities	1,560,924	852,024	3,081,884	172,583	5,918	5,673,333
Guarantees issued and similar commitments	457	100	-	4,546		5,103
Total financial liabilities and commitments	1,561,381	852,124	3,081,884	177,129	5,918	5,678,436
Liquidity surplus/ (gap)	55,266	(127,822)	(1,220,482)	1,788,092	380,032
Cumulative liquidity surplus/(gap)	55,266	(72,556)	(1,293,038)	495,054	875,086

Interest sensitivity surplus/ (gap)	698,030	(127,795)	(1,220,482)	1,793,084	379,998
Cumulative interest sensitivity surplus/ (gap)	698,030	570,235	(650,247)	1,142,837	1,522,835

	Up to 1 month	1 month to 3 months	3 months to 1 year	1 year to 5 years	Over 5 years	2024 Total
Cash and cash equivalents	388,707	6	-	-	-	388,713
Due from banks	2,267	2,315	33,016	310	-	37,908
Investment securities	153,419	81,250	358,229	627,589	268,718	1,489,205
Loans to customers	485,611	728,514	2,242,972	2,039,044	250,459	5,746,600
Total interest bearing financial assets	1,030,004	812,085	2,634,217	2,666,943	519,177	7,662,426

Cash and cash equivalents	230,757	-	-	-	-	230,757
Mandatory cash balances with National Bank of the Republic of Kazakhstan	57,307	-	-	-	-	57,307
Derivative financial assets	1,011	2,340	7,126	6,672	-	17,149
Investment securities	417	-	-	-	60	477
Other financial assets	29,793	-	-	-	-	29,793
Total non-interest bearing financial assets	319,285	2,340	7,126	6,672	60	335,483
Total financial assets	1,349,289	814,425	2,641,343	2,673,615	519,237	7,997,909

Due to banks	24,474	-	-	-	-	24,474
Customer accounts	672,334	970,692	3,738,339	46,994	5,776	5,434,135
Debt securities issued	51,050	-	-	—	-	51,050
Subordinated debt	3,300	-	59,116	—	-	62,416
Total interest bearing financial liabilities	751,158	970,692	3,797,455	46,994	5,776	5,572,075
Customer accounts	1,127,815	-	-	-	-	1,127,815
Derivative financial liabilities	133	129	-	-	-	262
Other financial liabilities	41,446	-	-	-	-	41,446
Total non-interest bearing financial liabilities	1,169,394	129	-	-	-	1,169,523
Total financial liabilities	1,920,552	970,821	3,797,455	46,994	5,776	6,741,598
Guarantees issued and similar commitments	250	32	423	5,251	-	5,956
Total financial liabilities and commitments	1,920,802	970,853	3,797,878	52,245	5,776	6,747,554
Liquidity surplus/(gap)	(571,513)	(156,428)	(1,156,535)	2,621,370	513,461
Cumulative liquidity surplus/(gap)	(571,513)	(727,941)	(1,884,476)	736,894	1,250,355

Interest sensitivity surplus/(gap)	278,846	(158,607)	(1,163,238)	2,619,949	513,401
Cumulative interest sensitivity surplus/(gap)	278,846	120,239	(1,042,999)	1,576,950	2,090,351

Schedule of Foreign Currency Exchange Rate Risk

The Group’s exposure to foreign currency exchange rate risk is presented in the table below:

	Tenge	USD 1 USD = KZT 454.56	EUR EUR 1 = KZT 502.24	Other currency	2023 Total
Non-derivative financial assets
Total non-derivative financial assets	6,021,554	499,951	24,629	6,746	6,552,880

Non-derivative financial liabilities
Total non-derivative financial liabilities	5,188,795	474,723	6,634	2,016	5,672,168

NET POSITION ON NON- DERIVATIVE FINANCIAL INSTRUMENTS	832,759	25,228	17,995	4,730

Derivative financial instruments
Accounts payable on spot and derivative contracts	(70,704)	(93,313)	(16,574)	-	(180,591)
Accounts receivable on spot and derivative contracts	94,070	83,917	-	1,165	179,152
NET POSITION ON DERIVATIVE FINANCIAL INSTRUMENTS	23,366	(9,396)	(16,574)	1,165	(1,439)

NET POSITION	856,125	15,832	1,421	5,895

	Tenge	USD 1 USD = KZT 525.11	EUR EUR 1 = KZT 546.74	Other currency	2024 Total
Non-derivative financial assets
Total non-derivative financial assets	7,552,496	388,027	25,336	14,899	7,980,758

Non-derivative financial liabilities
Total non-derivative financial liabilities	6,153,015	579,664	6,247	2,673	6,741,599

NET POSITION ON NON- DERIVATIVE FINANCIAL INSTRUMENTS	1,399,481	(191,637)	19,089	12,226

Derivative financial instruments
Accounts payable on spot and derivative contracts	(251,281)	(95,760)	(59,595)	(2,709)	(409,345)
Accounts receivable on spot and derivative contracts	69,674	316,929	43,192	1,340	431,135
NET POSITION ON DERIVATIVE FINANCIAL INSTRUMENTS	(181,607)	221,169	(16,403)	(1,369)	21,790

NET POSITION	1,217,874	29,532	2,686	10,857

Total for all internal credit grades [member]
Disclosure of detailed information about financial instruments [line items]
Schedule of Internal Rating Model to Classify Individually Significant Loans to Customers in Different Risk Categories

The Group uses an internal rating model to classify individually significant loans to customers in different risk categories:

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	POCI	Total
Loans to customers that are individually assessed for impairment
Grades: Low to fair risk	5,669	-	-	-	5,669
Grade: Impaired	-	-	6,718	-	6,718
Loans to customers that are collectively assessed for impairment	4,042,809	55,804	356,985	10,504	4,466,102

Total gross carrying amount	4,048,478	55,804	363,703	10,504	4,478,489
Allowance for impairment losses	(59,939)	(16,290)	(166,042)	(261)	(242,532)
Carrying amount as at 31 December 2023	3,988,539	39,514	197,661	10,243	4,235,957

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	POCI	Total
Loans to customers that are individually assessed for impairment
Grades: Low to fair risk	5,120	-	-	-	5,120
Grade: Impaired	-	-	5,260	-	5,260
Loans to customers that are collectively assessed for impairment	5,442,684	86,251	479,992	23,136	6,032,063

Total gross carrying amount	5,447,804	86,251	485,252	23,136	6,042,443
Allowance for impairment losses	(77,521)	(22,378)	(193,759)	(2,185)	(295,843)
Carrying amount as at 31 December 2024	5,370,283	63,873	291,493	20,951	5,746,600

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
Due from banks
High grade (A- and higher)	29,652	-	-	29,652
Investment grade (BBB+ - BBB-)	1,031	-	-	1,031
Investment grade (BB+ - B-)	6	-	-	6

Total gross carrying amount	30,689	-	-	30,689
Allowance for impairment losses	(6)	-	-	(6)
Carrying amount as at 31 December 2023	30,683	-	-	30,683

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
Due from banks
High grade (A- and higher)	36,464	-	-	36,464
Investment grade (BBB+ - BBB-)	1,328	-	-	1,328
Investment grade (Not rated)	123	-	-	123

Total gross carrying amount	37,915	-	-	37,915
Allowance for impairment losses	(7)	-	-	(7)
Carrying amount as at 31 December 2024	37,908	-	-	37,908

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
Investment debt securities
High grade (A- and higher)	33,681	-	-	33,681
Investment grade (BBB+ - BBB-)	1,335,500	-	-	1,335,500
Non-Investment grade (BB+ - B-)	4,037	-	-	4,037
Not rated	-	2,322	1,188	3,510
Сarrying amount as at 31 December 2023	1,373,218	2,322	1,188	1,376,728

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
Investment debt securities
High grade (A- and higher)	36,415	-	-	36,415
Investment grade (BBB+ - BBB-)	1,373,391	-	-	1,373,391
Non-Investment grade (BB+ - B-)	4,957	-	-	4,957
Not rated	70,614	567	3,261	74,442
Сarrying amount as at 31 December 2024	1,485,377	567	3,261	1,489,205

Disclosure of detailed information about financial instruments [text block]

The Group uses an internal rating model to classify individually significant loans to customers in different risk categories:

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	POCI	Total
Loans to customers that are individually assessed for impairment
Grades: Low to fair risk	5,669	-	-	-	5,669
Grade: Impaired	-	-	6,718	-	6,718
Loans to customers that are collectively assessed for impairment	4,042,809	55,804	356,985	10,504	4,466,102

Total gross carrying amount	4,048,478	55,804	363,703	10,504	4,478,489
Allowance for impairment losses	(59,939)	(16,290)	(166,042)	(261)	(242,532)
Carrying amount as at 31 December 2023	3,988,539	39,514	197,661	10,243	4,235,957

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	POCI	Total
Loans to customers that are individually assessed for impairment
Grades: Low to fair risk	5,120	-	-	-	5,120
Grade: Impaired	-	-	5,260	-	5,260
Loans to customers that are collectively assessed for impairment	5,442,684	86,251	479,992	23,136	6,032,063

Total gross carrying amount	5,447,804	86,251	485,252	23,136	6,042,443
Allowance for impairment losses	(77,521)	(22,378)	(193,759)	(2,185)	(295,843)
Carrying amount as at 31 December 2024	5,370,283	63,873	291,493	20,951	5,746,600

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
Due from banks
High grade (A- and higher)	29,652	-	-	29,652
Investment grade (BBB+ - BBB-)	1,031	-	-	1,031
Investment grade (BB+ - B-)	6	-	-	6

Total gross carrying amount	30,689	-	-	30,689
Allowance for impairment losses	(6)	-	-	(6)
Carrying amount as at 31 December 2023	30,683	-	-	30,683

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
Due from banks
High grade (A- and higher)	36,464	-	-	36,464
Investment grade (BBB+ - BBB-)	1,328	-	-	1,328
Investment grade (Not rated)	123	-	-	123

Total gross carrying amount	37,915	-	-	37,915
Allowance for impairment losses	(7)	-	-	(7)
Carrying amount as at 31 December 2024	37,908	-	-	37,908

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
Investment debt securities
High grade (A- and higher)	33,681	-	-	33,681
Investment grade (BBB+ - BBB-)	1,335,500	-	-	1,335,500
Non-Investment grade (BB+ - B-)	4,037	-	-	4,037
Not rated	-	2,322	1,188	3,510
Сarrying amount as at 31 December 2023	1,373,218	2,322	1,188	1,376,728

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
Investment debt securities
High grade (A- and higher)	36,415	-	-	36,415
Investment grade (BBB+ - BBB-)	1,373,391	-	-	1,373,391
Non-Investment grade (BB+ - B-)	4,957	-	-	4,957
Not rated	70,614	567	3,261	74,442
Сarrying amount as at 31 December 2024	1,485,377	567	3,261	1,489,205

Loans to Customers
Disclosure of detailed information about financial instruments [line items]
Significant Changes in Gross Carrying Amount of Loans to Customers	The following tables refer to modified loans to customers where modification does not result in derecognition.

Loans to customers (with allowance for impairment losses based on lifetime ECL) modified during the years ended 31 December 2023 and 2024:

	2023	2024
Gross carrying amount of loans to customers that are impaired after modification but not NPL as at 1 January	27,899	68,029
Gross carrying amount of modified loans to customers within period	109,386	157,179
Loans to customers transferred to non impaired category (cured loans)	(42,268)	(92,276)
Loans to customers transferred to NPL	(17,435)	(33,178)
Repaid loans to customers	(9,553)	(19,742)
Gross carrying amount of loans to customers that are impaired after modification but not NPL as at 31 December	68,029	80,012